Fair Value Summary of Quantitative Information about Level 3 Fair Value Measurements (Detail) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value	$ 39,254.3	$ 33,567.4
Fair Value, Inputs, Level 3
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value	43.4	30.4
Fair Value, Inputs, Level 3 | Third Party Pricing Exemption Securities [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value	0.3	0.3
Fair Value, Inputs, Level 3 | Total Quantitative Level Three Securities [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value	43.1	30.1
Financials | Fair Value, Inputs, Level 3 | Nonredeemable preferred stocks | Internal Pricing
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value		$ 25.1
Fair Value Inputs, Original Issue Price | $ / shares		$ 9.0
Financials | Fair Value, Inputs, Level 3 | Nonredeemable preferred stocks | Third Party Pricing Firm [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value	$ 27.1
Fair Value Inputs, Recent Transaction Price | $ / shares	$ 9.0
Industrials | Fair Value, Inputs, Level 3 | Nonredeemable preferred stocks | Internal Pricing
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value	$ 10.0	$ 5.0
Fair Value Inputs, Price-to-Sales Ratio		5.5
Fair Value Inputs, Original Issue Price | $ / shares	$ 4.9
Industrials | Fair Value, Inputs, Level 3 | Nonredeemable preferred stocks | Third Party Pricing Firm [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value	$ 6.0
Fair Value Inputs, Performance Based Price Adjustment | $ / shares	$ 4.8